Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Schedule of notes payable and accrued interest
	June 30,	December 31,
	2014	2013
	(Unaudited)
Due to YA in the original principal amount of $200,000 (which included a $20,000 monitoring and management fee), interest at 10% per annum.	$-		175,000

Less: Unamortized debt discount at June 30, 2014 and December 31, 2013	-		(13,332)
Principal, net	-		161,668
Accrued interest	-		1,458

Due to YA in the original principal amount of $500,000 (which includes: (i) a $39,000 commitment fee, (ii) the 2013 YA Loan balance of $110,680, and (iii) $1,096 of pre-paid interest), interest at 10% per annum. The 2014 YA Loan is due in 12 monthly installments of principal ($50,000 in June 2014; $40,000 monthly July 2014 to September 2014; $35,000 monthly October 2014 to January 2015; $40,000 monthly February 2015 to April 2015; and $70,000 on April 22, 2015), plus interest.	$450,000		$-

Less: Unamortized debt discount at June 30, 2014 and December 31, 2013	(31,633)		-
Principal, net	418,367		-
Accrued interest	3,699		-
Total	$422,066		163,126

	December 31,
	2013	2012
Due to YA Global Master SPV Ltd., interest at 10% per annum, payable in monthly installments of principal plus interest, due in September 2014.	$175,000	-
Less: Unamortized debt discount	(13,332)	-
Principal, net	161,668	-
Accrued interest	1,458	-
Total	$163,126	-

Summary of the remaining payments of principal due under the YA Loan Agreement
1 monthly installment of $12,500	$12,500
3 monthly installments of $17,500	52,500
4 monthly installments of $20,000	80,000
Final installment	30,000
Total	$175,000